Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues from external customers	$ 5,927,969	$ 4,040,082	$ 13,444,739	$ 9,078,713	$ 19,487,920	$ 17,978,447
Depreciation and amortization					734,991	815,583
Interest expense	51,267	63,573	129,388	156,765	290,913	405,249
Income tax expense (benefit)	217,000	161,000	720,000	416,000	883,000	752,000
Net income (loss)	353,751	269,715	1,142,793	682,084	1,435,231	1,348,941
Total segment assets	21,773,096	19,412,124	21,773,096	19,412,124	22,021,776	20,770,882
Expenditures for segmented assets					1,507,072	153,964
Payday Division [Member]
Revenues from external customers	2,839,713	2,603,830	5,628,830	5,244,827	11,211,739	11,753,254
Depreciation and amortization					151,249	183,186
Interest expense					0	144
Income tax expense (benefit)					963,000	1,009,000
Net income (loss)	372,601	335,670	741,374	715,238	1,575,757	1,745,791
Total segment assets	14,728,243	14,500,282	14,728,243	14,500,282	15,037,112	15,481,283
Expenditures for segmented assets					55,216	101,991
Cricket Wireless Division [Member]
Revenues from external customers	3,088,256	1,436,252	7,815,909	3,833,886	8,276,181	6,225,193
Depreciation and amortization					583,742	632,397
Interest expense					290,913	405,105
Income tax expense (benefit)					(80,000)	(257,000)
Net income (loss)	(18,850)	(65,955)	401,419	(33,154)	(140,526)	(396,850)
Total segment assets	7,044,853	4,911,842	7,044,853	4,911,842	6,984,665	5,289,599
Expenditures for segmented assets					$ 1,451,856	$ 51,973